Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted	12 Months Ended
Dec. 31, 2020 $ / shares shares
Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	433,852
Options exercisable	276,789
March 2013 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	22,258
Average Exercise price per share (in Dollars per share) | $ / shares	$ 1.76
Options exercisable	22,258
Exercisable	March 2023
October 2013 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	5,719
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.06
Options exercisable	5,719
Exercisable	October 2023
June 2014 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	5,617
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.06
Options exercisable	5,617
Exercisable	June 2024
September 2014 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	5,719
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.06
Options exercisable	5,719
Exercisable	September 2024
April 2016 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	5,975
Average Exercise price per share (in Dollars per share) | $ / shares	$ 3.10
Options exercisable	5,975
Exercisable	April 2026
December 2016 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	7,170
Average Exercise price per share (in Dollars per share) | $ / shares	$ 3.93
Options exercisable	7,170
Exercisable	March 2023
June 2017 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	197,722
Average Exercise price per share (in Dollars per share) | $ / shares	$ 4.10
Options exercisable	136,594
Exercisable	June 2027
August 2017 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	5,617
Average Exercise price per share (in Dollars per share) | $ / shares	$ 9.29
Options exercisable	5,617
Exercisable	August 2027
November 2017 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	17,925
Average Exercise price per share (in Dollars per share) | $ / shares	$ 7.70
Options exercisable	17,925
Exercisable	March 2027
August 2019 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	71,700
Average Exercise price per share (in Dollars per share) | $ / shares	$ 8.18
Options exercisable	64,195
Exercisable	August 2029
June 2020 [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of outstanding options granted [Line Items]
Options outstanding	88,430
Average Exercise price per share (in Dollars per share) | $ / shares	$ 6.62
Exercisable	June 2030